Purchase of Raw Material from Related Party (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Line Items]
Purchase of raw material	$ 35,832
Ying Bai
Related Party Transaction [Line Items]
Purchase of raw material	$ 35,832